Subsequent events - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 05, 2024	Feb. 01, 2025
Disclosure of non-adjusting events after reporting period [line items]
Period Of Royalties On Annual Net Sales Owed	12 years
Cash Payment On Annual Sales Target	$ 7,000
Cash Payment On Approval Milestone	5,750
Tariff rate on imported goods		25.00%
Lonis Pharmaceuticals, Inc [Member]
Disclosure of non-adjusting events after reporting period [line items]
Upfront payment	$ 10,000